Rule 497(e)
                                                           33-34841 and 811-6011

                              THE MONTGOMERY FUNDS

                        Supplement dated May 1, 1998 to:

                                   Prospectus
                             dated October 15, 1997,


For the Montgomery Global Asset Allocation Fund - Class R Shares

The Montgomery Global Asset Allocation Fund ceased operations on April 30, 1998.